Commitments and Contingencies (Details) (USD $) In Billions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2009 item	Oct. 31, 2003 item	Dec. 31, 2012 item
Commitments and Contingencies
Number of store leases guaranteed			74
Number of adjudication platforms under investigation	1		2
Loss contingencies
Number of pharmacies filing putative action		2
Number of competitors against whom putative actions are filed		2
Number of Caremark entities named as defendants		2
Number of states participating in multi-state investigation			28
Number of cases filed by independent pharmacies that were transferred to Illinois federal court			2
Lauriello Lawsuit
Loss contingencies
Lauriello lawsuit, amount sought in compensatory damages			3.2